PROVISIONS, COMMITMENTS, CONTINGENT ASSET AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2021
PROVISIONS, COMMITMENTS, CONTINGENT ASSET AND LIABILITIES
Summary of short term provisions

	2021	2020

Provision for Competition Authority Investigation (Note 26)(*)	127,525	—
Provision for legal disputes(**)	4,897	3,734

	132,422	3,734

Summary of movements in provisions for legal disputes

The movements in provisions for legal disputes for the years ended 31 December 2021 and 2020 are as follows:

		Current	Paid
	1 January	year	during	31 December
	2021	charge	the year	2021

Competition Authority Investigation	—	127,525	—	127,525
Legal disputes	3,734	1,721	(558)	4,897

	3,734	129,246	(558)	132,422

		Current	Paid
	1 January	year	during	31 December
	2020	charge	the year	2020

Legal disputes	1,866	2,674	(806)	3,734

	1,866	2,674	(806)	3,734